Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net income	$ 501	$ 180,936
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Depreciation	85,562	75,537
Amortization of debt (loans & leases) issuance costs	1,633	1,691
Noncash lease expense	13,906	6,802
Gain/(Loss) on debt extinguishment, net	186	1,010
(Gain)/Loss on sale of vessels	8,698	(22,938)
Share-based compensation	6,431	5,717
Change in fair value of derivatives	(1,701)	(2,344)
Other non-cash charges	(159)	(18)
Write-off of accruals and current liabilities	(9,266)	0
Gain on hull and machinery claims	(177)	(470)
Equity in income/(loss) of investee	18	(11)
(Increase)/Decrease in:
Trade accounts receivable	9,021	21,880
Inventories	4,389	5,791
Prepaid expenses and other receivables	4,506	(13,302)
Derivatives asset	135	1,392
Accrued income	67	0
Due from related parties	1	0
Due from managers	43	23
Other non-current assets	30	(26)
Increase/(Decrease) in:
Accounts payable	(6,374)	(7,139)
Operating lease liability	(13,906)	(6,802)
Due to related parties	(1,881)	(60)
Accrued liabilities	(5,492)	(417)
Due to managers	9,617	6,888
Deferred revenue	(2,787)	721
Other current liabilities	0	2,000
Net cash provided by / (used in) Operating Activities	103,001	256,861
Cash Flows from Investing Activities:
Advances for vessels acquisitions, vessels under construction & vessel upgrades and other fixed assets	(15,093)	(35,485)
Cash proceeds from vessel sales	65,672	221,251
Investment in debt security	(914)	0
Cash acquired related to the Eagle Merger	0	104,325
Hull and machinery insurance proceeds	10,088	2,391
Net cash provided by / (used in) Investing Activities	59,753	292,482
Cash Flows from Financing Activities:
Proceeds from bank loans	248,000	388,120
Loan and lease prepayments and repayments	(335,082)	(587,124)
Financing and debt extinguishment fees paid	(816)	(3,626)
Dividends paid	(16,081)	(122,833)
Offering expenses paid	0	(96)
Repurchase of common shares & treasury stock	(68,889)	0
Net cash provided by / (used in) Financing Activities	(172,868)	(325,559)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(10,114)	223,784
Cash and cash equivalents and restricted cash at beginning of period	440,880	261,750
Cash and cash equivalents and restricted cash at end of period	430,766	485,534
Cash paid during the period for:
Interest, net of amount capitalized	35,737	41,736
Non-cash investing and financing activities:
Shares issued in connection with Eagle Merger	0	665,551
Vessel upgrades	7,893	3,358
Assumed bank loans and Convertible notes debt related to Eagle Merger	0	514,180
Right-of-use assets and lease obligations for charter-in contracts	500	115,257
Unpaid costs of sale of vessels	722	0
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	395,636	462,578
Restricted Cash, Current	30,515	18,350
Restricted Cash, Noncurrent	4,615	4,606
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 430,766	$ 485,534